Financial Risk Management Objectives and Policies - Schedule of Fair Values of the Equity Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying amount of equity investments [Member]
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss		¥ 1,141
Total
Decrease/ (increase) in loss before tax [Member]
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss		57
Total		¥ (57)